UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Dear Fellow Shareholders,

    The first half of our 12th fiscal year ended on August 31, 2010, just as another surge in stock prices was beginning. Although each stock rally is encouraging, we remain well aware of the bear market that ended in March 2009 and the need to invest defensively. Our results for the six months ended August 31 included the following highlights:

...Net investment income (dividends and interest, less expenses) totaled $340,531, down slightly from $345,199 a year earlier. Technically, there were no dividend cuts like last year, but we did miss out on the BP dividend that was to be paid in June and received lower payouts from companies that reduced their dividends after last year's first and second quarters. We also started replacing three companies – BP, Nokia, and Toyota – in May and have just begun to build our positions in their replacements, along with adding to other holdings that have a history of strong (and growing) dividends.

...Gross dividends received totaled $504,823 during the six-month period, and we believe that we should record our third straight fiscal year (ending February 28, 2011) with more than $1 million in dividends received.

...Our expense ratio declined from 0.98% (for the fiscal year ended February 28, 2010) to 0.89% (for the six months ended August 31, 2010). The divisor for this ratio is average net assets, which ranged between $33.7 million and over $39.3 million during this period. Current (or higher) levels of net assets would result in an expense ratio of 1% or less—which is what we expect when the current fiscal year ends.

    As mentioned above, we have replaced three companies. The new components – Archer-Daniels-Midland, Boeing Company, and Caterpillar – all represent leadership in their respective industries, and we expect that they should improve the portfolio. As mentioned last year, we have made the decision to limit our top holdings to 3% of total assets and are systematically adding to companies that represent 1% or less of total assets. We think this approach should lead to both decreased risk and lower volatility while allowing us to build our dividend base.

    Once again, we congratulate DRIPX shareholders for their restraint during the recent bear market and patience during the subsequent recovery. We urge you to join us in funding your account(s), either through dollar-cost averaging or periodic purchasing as we seek to take advantage of the ongoing potential opportunities afforded by the stock market.

<signed>Vita Nelson and David Fish, co-managers

<October 20, 2010>

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities; the investor should consider his/her financial ability to continue purchases through periods of low price levels. Dollar-cost averaging  does not assure a profit and do not protect against loss in declining markets.

Quasar Distributors, LLC, Distributor. (11/10)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The MP63 Fund, Inc.

		Schedule of Investments
	August 31, 2010 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 99.40%

Aerospace/Aircrafts/Defense - 2.64%
1,200	Boeing Co.	$ 73,356
7,100	Raytheon Co.	342,576
7,500	Unitied Technologies Corp.	489,075
		905,007
Automotive Parts- Retail/Wholesale - 1.27%
10,400	Genuine Parts Co.	436,072

Automobile - Manufacturing - 0.63%
3,200	Toyota Motor Corp. (Japan) ADR	217,088

Banks- Money Center - 1.26%
34,800	Bank of America Corp.	433,608

Banks - Regional - 2.80%
24,100	BB&T Corp.	533,092
20,600	US Bancorp	428,480
		961,572
Beverages - 1.34%
8,200	Coca-Cola Co.	458,237

Chemicals- Diversified - 1.22%
24,800	RPM International, Inc.	419,120

Chemicals - Specialty - 2.33%
9,300	Praxair, Inc.	800,079

Commercial Services - 2.52%
18,200	Ecolab, Inc.	862,680

Communications Equipment - 1.43%
57,100	Nokia Corp. (Finland) ADR	488,776

Computer- Mini/Micro - 1.41%
12,600	Hewlett-Packard Co.	484,470

Containers- Paper/Plastic - 1.25%
14,800	Bemis Co., Inc.	427,276

Cosmetics & Personal Care - 3.42%
22,000	Avon Products, Inc.	640,200
7,200	Colgate-Palmolive Co.	531,648
		1,171,848
Diversified Operations - 5.87%
6,700	3M Company	526,285
24,400	Corning, Inc.	382,592
15,400	Fortune Brands	689,766
28,600	General Electric Co.	414,128
		2,012,771
Electronic Equipment - 1.82%
13,400	Emerson Electric Co.	625,110

Electronic- Semiconductors - 1.93%
37,400	Intel Corp.	660,671

Finance- Investment Management - 1.63%
5,800	Franklin Resources, Inc.	559,758

Financial Services - 3.94%
13,400	Bank of New York Mellon Corp.	325,084
19,900	H&R Block, Inc.	255,317
31,000	Paychex, Inc.	771,590
		1,351,991
Food- Misc. Preparation - 3.17%
2,900	Archer Daniels-Midland Co.	89,349
19,700	ConAgra Foods, Inc.	425,323
13,300	Hormel Foods Corp.	573,895
		1,088,567
General Household Products - 1.27%
8,100	Stanley Black & Decker, Inc.	434,484

Insurance- Life/Property/Casual - 3.87%
18,000	AFLAC, Inc.	850,500
9,700	Travelers Companies, Inc.	475,203
		1,325,703
Leisure Products - 2.13%
13,700	Polaris Industries, Inc.	730,621

Machinery - Const./Mining/Farming - 3.51%
24,500	Amcol International Corp.	639,940
1,200	Caterpillar, Inc.	78,192
7,700	Deere & Co.	487,179
		1,205,311
Machinery- Electrical Equipment - 5.40%
12,100	Dover Corp.	541,596
28,000	Johnson Controls, Inc.	742,840
18,200	Tennant Company	568,568
		1,853,004
Manufacturing - 3.07%
15,000	Illinois Tool Works, Inc.	618,900
14,400	Pentair, Inc.	433,440
		1,052,340
Medical/Dental-Supplies - 1.13%
5,700	Becton Dickinson & Co.	388,683

Medical Instruments/Products - 1.98%
21,600	Medtronic, Inc.	679,320

Medical Drugs - 4.00%
12,100	Abbott Laboratories	597,014
13,600	Johnson & Johnson	775,472
		1,372,486
Metal Ores-Gold/Non Ferrous - 1.08%
16,500	Arch Coal, Inc.	371,167

Oil & Gas- International - 2.70%
12,000	BP Plc (United Kingdom) ADR *	417,960
8,600	Exxon Mobil Corp.	508,346
		926,306
Paper & Paper Products - 1.73%
9,200	Kimberly Clark Corp.	592,480

Retail- Variety Stores - 1.30%
7,900	Costco Wholesale Corp.	446,350

Retail/Wholesale- Building Products - 1.49%
18,400	Home Depot, Inc.	511,888

Services-Prepackaged Software - 2.20%
32,100	Microsoft Corp.	753,227

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.17%
6,700	Proctor & Gamble Co.	399,789

Telecommunications Services - 2.91%
14,700	AT&T Corp.	397,341
16,600	CenturyLink, Inc.	600,256
		997,597
Textile- Apparel/Mill Products - 1.52%
7,400	VF Corp.	522,218

Transportation- Equipment/Leasing - 1.12%
10,000	Ryder Systems, Inc.	383,700

Transportation- Railroads - 1.81%
8,500	Union Pacific Corp.	619,990

Utility- Electric - 6.68%
27,400	Duke Energy Corp.	470,732
12,700	Edison International	428,625
43,700	MDU Resources Group, Inc.	821,997
10,600	NextEra Energy, Inc.	569,538
		2,290,892
Utility-Gas Distribution - 3.05%
12,500	National Fuel Gas Co.	537,250
13,000	SCANA Corp.	507,390
		1,044,640
Utility- Water - 2.40%
41,400	Aqua America, Inc.	823,032

Total for Common Stock (Cost $33,967,439) - 99.40%		34,089,929

Cash & Equivalents - 0.36%
121,809	Fidelity Money Market Portfolio Select Class (Cost $121,809) 0.23%**	121,809

	Total Investments - 99.76% (Cost $34,089,248) (Note 4)	34,211,738

	Other Assets Less Liabilities - 0.24%	88,234

	Net Assets - 100.00%	$ 34,299,972

* Non-income producing
** Variable rate security; the money market rate shown represents the yield at August 31, 2010.
ADR- American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statement of Assets and Liabilities
August 31, 2010 (Unaudited)

Assets
Investments at Market Value (Cost $34,089,248)	$ 34,211,738
Cash	3,384
Receivables
Dividends and Interest	94,525
Prepaid Expenses	26,086
Total Assets	34,335,733
Liabilities
Other Accrued Expenses	20,209
Accrued Administrative Fees (Note 3)	4,614
Accrued Management Fees (Note 3)	10,938
Total Liabilities	35,761

Net Assets	$ 34,299,972

Net Assets Consist of:
Capital Stock, $.001 par value; 1 billion shares
authorized; 3,367,937 shares issued and outstanding	$ 3,368
Additional Paid in Capital	34,744,177
Accumulated Undistributed Net Investment Income	416,390
Realized Loss on Investments - Net	(986,453)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	122,490
Net Assets	$ 34,299,972

Net Asset Value and Offering Price ($34,299,972/3,367,937)	$ 10.18

Redemption Price Per Share ($10.18 x .99)*	$ 10.08

* The Fund will deduct a 1% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The MP63 Fund, Inc.

Statement of Operations
For the six months ended August 31, 2010 (Unaudited)
Investment Income:
Dividend Income	$ 504,823
Interest Income	212
Total Investment Income	505,035
Expenses:
Investment advisor fees (Note 3)	64,903
Administration fees (Note 3)	27,739
Fund servicing expense	21,173
Registration fees	12,501
Insurance expense	3,929
Printing and postage expense	4,514
Compliance fees	6,050
Miscellaneous expense	1,329
Custody fees	4,076
Legal fees	7,728
Director fees	3,152
Audit fees	7,410
Total Expenses	164,504

Net Investment Income	340,531

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	27,860
Unrealized Depreciation on Investments	(2,257,705)
Net Realized and Unrealized Loss on Investments	(2,229,845)

Net Decrease in Net Assets from Operations	$ (1,889,314)

The MP63 Fund, Inc.

Statements of Changes in Net Assets	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	August 31, 2010	February 28, 2010
From Operations:
Net Investment Income	$ 340,531	$ 686,430
Net Realized Gain (Loss) on Investments	27,860	(214,648)
Net Unrealized Appreciation (Depreciation)	(2,257,705)	13,309,495
Increase (Decrease) in Net Assets from Operations	(1,889,314)	13,781,277

From Distributions to Shareholders:
Net Investment Income	-	(721,011)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	(721,011)

From Capital Share Transactions
Proceeds From Sale of Shares	1,214,357	2,272,192
Shares Issued on Reinvestment of Dividends	-	717,761
Cost of Shares Redeemed
(net of redemption fees $3,116 and $8,137, respectively)	(1,506,437)	(3,065,582)
Net Decrease from Shareholder Activity	(292,080)	(75,629)

Net Increase (Decrease) in Net Assets	(2,181,394)	12,984,637

Net Assets at Beginning of Year	36,481,366	23,496,729
Net Assets at End of Year (Including Undistributed Net
Investment Income of $416,390 and $75,859, respectively)	$ 34,299,972	$ 36,481,366

Share Transactions:
Issued	110,835	244,828
Reinvested	-	65,729
Redeemed	(139,172)	(314,717)
Net decrease in shares	(28,337)	(4,160)
Shares outstanding beginning of year	3,396,274	3,400,434
Shares outstanding end of year	3,367,937	3,396,274

The MP63 Fund, Inc.

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	August 31, 2010		February 28, 2010		February 28, 2009		February 29, 2008		February 28, 2007	February 28, 2006
Net Asset Value -
Beginning of Period	$ 10.74		$ 6.91		$ 12.10		$ 13.36		$ 12.48	$ 11.91

Net Investment Income	0.10		0.20		0.22		0.18		0.17	0.15
Net Gains or Losses on Securities (realized and unrealized)	(0.66)		3.85		(5.20)		(0.51)		1.12	0.54
Total from Investment Operations	(0.56)		4.05		(4.98)		(0.33)		1.29	0.69

Early Redemption Fees	0.00	**	0.00	**	0.00	**	0.00	**	0.01	0.01

Distributions (From Net Investment Income)	0.00		(0.22)		(0.21)		(0.19)		(0.17)	(0.13)
Distributions (From Capital Gains)	0.00		0.00		0.00		(0.74)		(0.25)	0.00
Total Distributions	0.00		(0.22)		(0.21)		(0.93)		(0.42)	(0.13)

Net Asset Value -
End of Period	$ 10.18		$ 10.74		$ 6.91		$ 12.10		$ 13.36	$ 12.48

Total Return (a)	(5.21)%		58.49%		(41.49)%		(3.08)%		10.40%	5.91%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	34,300		36,481		23,497		39,992		41,137	37,726
Ratio of Expenses to Average Net Assets	0.89%	*	0.98%		0.96%		0.88%		0.97%	1.02%
Ratio of Net Income to Average Net Assets	1.84%	*	2.09%		2.04%		1.34%		1.28%	1.23%
Portfolio Turnover Rate	2.77%		14.73%		10.66%		4.75%		25.90%	6.58%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.
* Annualized
** Amount is less than $0.005

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2010 (Unaudited)

NOTE 1. ORGANIZATION

The MP63 Fund (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended.  The Fund's business and affairs are managed by its officers under the direction of its Board of Directors.  The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Fund’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2010 (Unaudited)

circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  All securities were based on quoted market prices as of August 31, 2010.

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2010 (Unaudited)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$34,089,929	-	-	$34,089,929
Short-Term Investments	121,809	-	-	121,809
Total	$34,211,738	-	-	$34,211,738

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund complies with requirements of the Internal Revenue Code applicable to regulated investment companies, distributing all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  There are no unrecognized tax benefits in the accompanying financial statements in connection with tax positions taken by the Fund.  The Fund’s tax returns are subject to examination by the Internal Revenue Service for a period of three years.  There are currently no open tax years prior to February 28, 2007.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2010 (Unaudited)

E.

Credit Risk - Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT AND

                 OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor").  Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs.  As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of .35% of the daily net asset value.  For the six months ended August 31, 2010, the Advisor earned fees of $64,903.  At August 31, 2010 the Fund owed the Advisor $10,938 for advisory fees.

The Advisor has voluntarily agreed to defer its advisory fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets.  Under the terms of the Agreement, fees deferred or expenses reimbursed by the Advisor are subject to reimbursement by the Fund, if so requested by the Advisor, up to three fiscal years from the fiscal year the fee or expense was incurred. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above.

An affiliate of the Advisor provides certain administrative services to the Fund. These expenses amounted to $27,739 during the six months ended August 31, 2010.  At August 31, 2010, the Fund owed $4,614 for administrative services.

Vita Nelson is an officer and director of the Advisor and also an officer and director of the Fund.  The Fund currently pays each Director an annual retainer of approximately $2,000.  For the six months ended August 31, 2010 the Fund incurred $3,152 in director fees.

The Chief Compliance Officer is paid approximately $1,000 per month.  For the six months ended August 31, 2010 the Chief Compliance Officer expenses incurred to the Fund amounted to $6,050.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2010 (Unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended August 31, 2010, purchases and sales of securities, excluding short-term investments, aggregated $1,135,496 and $998,480, respectively.  As of August 31, 2010, cumulative unrealized appreciation amounted to the follow:

             Unrealized appreciation                                    $5,133,749

Unrealized depreciation

  (5,011,259)

Net unrealized appreciation                               $  122,490

For Federal income tax purposes, the cost of investments owned at February 28, 2010 was $34,089,248.

NOTE 5.  TAX INFORMATION

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes.

As of August 31, 2010, the components of net assets on a tax basis were as follows:

Ordinary income                                             $       340,531

Long term loss                                                $      (986,453)

Unrealized appreciation                                  $    5,133,749

Unrealized depreciation                                  $   (5,011,259)

The tax character of distributions paid during the fiscal year ended February 28, 2010 was as follows:

Distributions paid from:

   Ordinary income

$   721,011

   Long term capital gains

                 0

      Total

                                               $    721,011

An Ordinary income distribution of $0.2151 per share was paid out on December, 30, 2009.

There were no distributions paid for the six months ended August 31, 2010.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2010 (Unaudited)

NOTE 6.  SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued. Based upon this evaluation, the fund has determined no subsequent events have occurred which would require disclosure in the financial statements.

Expense Example

As a shareholder of the MP63 Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The MP 63 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2010	August 31, 2010	March 1, 2010 to August 31, 2010

Actual	$1,000.00	$947.86	$4.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.72	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served 1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Disinterested Directors:

Ted S. Gladstone Age: 78 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Gladstone Development Corporation (real estate development)	1	None
Gloria Schaffer Age: 79 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	Partner, CA White (real estate development)	1	None
Richard Yaffa Age: 78 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 2005	President, Manhattan Products, Inc.	1	None

Interested Directors:

Vita Nelson 1,2 Age: 72 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Editor and Publisher of The Moneypaper, Inc. (newsletter)	1	Director, The Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.

Principal Officers who are not Directors:

Lester Nelson 1 Age: 81 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Secretary	Indefinite – since 1998	Law Firm of Lester Nelson	1	Director, Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.
David Fish Age: 61 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Treasurer	Indefinite – since 2003	Executive Editor of The Moneypaper, Inc. (newsletter)	1	None

(1)

Vita Nelson and Lester Nelson are married

(2)

Vita Nelson is President of the Fund and a Director of the Fund’s Advisor, The Moneypaper Advisor, Inc. and therefore, is an “Interested Director” of the Fund.

THE MP63 FUND, INC.

Additional Information (Unaudited)

August 31, 2010

Information Regarding Proxy Voting

A description of the policies and procedures that these Funds use to determine how to vote proxies relating to portfolio securities and information regarding how these Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-877-676-3386 and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund first and third fiscal quarters end on May 31 and November 30. The Fund Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-877-676-3386.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.

Richard Yaffa

Ted Gladstone

Gloria L. Schaffer

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date November 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date November 9, 2010

By /s/David Fish

*David Fish

Treasurer

(principal financial officer)

Date November 9, 2010

* Print the name and title of each signing officer under his or her signature.